CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 27, 2013
Current Assets:
Cash and cash equivalents	$ 6,722	$ 6,102
Accounts receivable - trade (net of allowance for doubtful accounts of $4,533 and $3,595 as of June 27, 2014 and December 27, 2013, respectively)	192,664	165,420
Inventories	291,711	276,341
Prepaid expenses and other current assets	37,194	40,936
Income taxes receivable	11,930	13,563
Deferred income taxes	15,171	15,179
Total current assets	555,392	517,541
Property and equipment, net	55,683	58,665
Goodwill	486,439	486,439
Other intangible assets, net	365,547	445,046
Other assets	10,073	10,042
Total assets	1,473,134	1,517,733
Current Liabilities:
Accounts payable	140,233	123,915
Accrued expenses and other current liabilities	72,727	69,939
Accrued interest	17,321	19,755
Current portion of long-term debt	3,500	0
Current portion of capital leases	110	231
Total current liabilities	233,891	213,840
Long-Term Liabilities:
Deferred income taxes	122,976	145,584
Long-term debt, net of current portion	799,786	798,347
Capital leases, net of current portion	0	10
Other liabilities	2,710	3,099
Total liabilities	1,159,363	1,160,880
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,478,389 and 1,478,151 shares issued and outstanding as of June 27, 2014 and December 27, 2013, respectively	15	15
Additional paid-in capital	393,778	392,201
Accumulated deficit	(79,455)	(34,784)
Accumulated other comprehensive loss	(548)	(579)
Treasury stock, at cost, 62 shares held as of June 27, 2014 and none as of December 27, 2013	(19)	0
Total stockholders' equity	313,771	356,853
Total liabilities and stockholders' equity	$ 1,473,134	$ 1,517,733